NOTE 2 – GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NOTE 2 – GOING CONCERN

NOTE 2 – GOING CONCERN

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the ordinary course of business. As shown in the accompanying financial statements during the fiscal period ended June 30, 2021, the Company has not established a source of revenues sufficient to cover its operating costs. As such, it has incurred an operating loss since its inception. Further, as of June 30, 2021, the Company had an accumulated deficit of ($381,077). These and other factors raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s existence depends on Management’s ability to develop profitable operations and obtain additional financing sources. There can be no assurance that the Company’s financing efforts will result in profitable operations or resolve the

Company’s liquidity problems. The accompanying statements do not include any adjustments that might result should the Company be unable to continue as a going concern.

NOTE 2 – GOING CONCERN

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As shown in the accompanying financial statements during the fiscal year ended December 31, 2020, the Company has not established a source of revenues sufficient to cover its operating costs. As such, it has incurred an operating loss since its inception. Further, as of December 31, 2020, the Company had an accumulated deficit of ($347,018). These and other factors raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s existence depends on management’s ability to develop profitable operations and obtain additional financing sources. There can be no assurance that the Company’s financing efforts will result in profitable operations or resolve the Company’s liquidity problems. The accompanying statements do not include any adjustments that might result should the Company be unable to continue as a going concern.